Stock Options: Schedule of Other Share-based Compensation, Activity (Details) (USD $)	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2012
Details
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 2.00	$ 2.00	$ 2.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	32,000	32,000	32,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	32,000	32,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	1.5	2.39
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 2.00	$ 2.00